Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended		208 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (2,798,483)	$ (4,048,052)	$ (6,424,539)	$ (7,164,311)	$ (44,363,260)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	66,940	72,727	98,005	102,971	303,116
Stock-based compensation expense	117,478	625,633	1,662,170	1,491,072	14,278,901
Stock options and warrants modification expense	11,716	188,628	210,373		260,373
Loss on disposal of assets	17,600			878,276	4,570,007
Amortization of debt discounts	395,119	413,851	571,639	1,428,978	2,432,857
Non-cash interest expense related to conversion feature of notes payable	160,402	2,838	200,404	182,733	596,878
Loss on extinguishment of debt		43,345	34,202	(13,202)	173,914
Gain on change in fair value of derivative liabilities	(263,050)	(153,484)	(304,994)	(131,397)	(259,018)
Changes in operating assets and liabilities:
Inventories	33,275	3,492	43,227	(321,791)	(278,564)
Prepaid expenses and other current assets	(3,387)	927	1,927	275,009	(2,932)
Accounts payable and accrued liabilities	2,041,439	2,132,887	2,987,163	1,546,960	5,700,094
Accounts payable and accrued liabilities – related parties	(44,562)	90,016	45,950	(13,987)	119,907
Unearned revenue	16,276	106,690	73,495		73,495
Payable for indemnification	5,152	24,660	28,278	64,347	1,833,674
Net cash used in operating activities	(244,085)	(495,842)	(772,700)	(1,674,342)	(14,561,352)
Cash flows from investing activities:
Payments for license and patents	(7,637)	(21,810)	(38,368)	(39,224)	(199,906)
Net cash used in investing activities	(7,637)	(21,810)	(38,368)	(39,224)	(1,454,016)
Cash flows from financing activities:
Proceeds from issuance of common stock through cash exercise of stock options and warrants	20,000	100,000	127,000	258,275	3,539,412
Proceeds from issuance of notes for cash	247,400	472,500	762,602	1,450,501	3,738,603
Repayment of notes		(51,530)
Net cash provided by financing activities	267,400	520,970	811,946	1,708,776	16,016,300
Net change in cash	15,678	3,318	878	(4,790)	932
Cash at beginning of period	932	54	54	4,844
Cash at end of period	16,610	3,372	932	54	932
Supplementary disclosure of cash flows information:
Interest paid	0	0	11,480	0	11,480
Interest taxes paid	0	0	0	0	0
Non-cash financing and investing activities:
Common stock issued for conversion of debt	435,235	550,621	617,473	2,318,772	5,304,888
Debt discount on convertible notes	240,546	253,053	568,879	584,871	2,974,301
Beneficial conversion feature	$ 390,305	$ 130,117	$ 170,639	$ 237,774